Relationship with Our Partner Bank	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATIONSHIP WITH OUR PARTNER BANK

NOTE 14 — RELATIONSHIP WITH OUR PARTNER BANK

Our partner bank holds the FDIC insured deposits that we source and service and is the issuing bank on our debit cards. Our partner bank pays us a deposit servicing fee for the deposits generated and passes through interchange income earned from debit transactions. The CEO of our partner bank is an immediate family member of our CEO.

Servicing Fees and interchange income from partner bank

On January 4, 2021, we entered into a Deposit Processing Services Agreement (the “Deposit Servicing Agreement”) with our partner bank, providing that it would establish and maintain deposit accounts and other banking services in connection with customized products and services offered by us, and we would provide certain other related services in connection with the accounts. The initial term continues until December 31, 2022, which shall automatically renew for additional three year terms unless either party gives written notice of non-renewal within 180 days prior to the expiration of the term. As compensation, our partner bank retains any and all revenue generated from the funds held in the deposit accounts, and pays us a monthly servicing fee largely based on deposits, and a monthly interchange fee equal to all debit card interchange revenues on demand deposit accounts generated by us for our partner bank plus the difference between Durbin Exempt and Durbin regulated interchange revenue.

Payable to partner bank

At the end of each month, BMT and its partner bank typically have a cash settlement payment related to on-going operating activities between the entities. At March 31, 2021, BMT had $9.0 million payable to its partner bank, primarily consisting of prepaid fees and for certain services received, as well as a true-up payment required by the merger agreement.

Bank Borrowings

BMT has a $10.0 million line of credit with our partner bank, with $5.4 million outstanding as of March 31, 2021.

Operating leases

As of March 31, 2021, BMT leased two offices under operating leases. One of the leases listed the partner bank as the lessee, but that lease was transferred to the Company in April 2021.

Transition Services Agreement

On January 4, 2021, we entered into a Transition Services Agreement with our partner bank, pursuant to which each party agrees for a period of up to twelve months to provide certain transition services listed therein to the other party. In consideration for the services, we pay our partner bank a service fee of $12,500 per month, plus any expenses associated with the services. We may terminate the Transition Services Agreement without penalty with at least 30 days advance written notice if we determine there is no longer a business need for the services.

Note 4 — Related Party Transactions

Founder Shares

On November 13, 2017, the Sponsor purchased 4,312,500 shares (the “Founder Shares”) of the Company’s Class B Common Stock, par value $0.0001 (“Class B Common Stock”) for an aggregate price of $25,000. The Founder Shares converted into Class A common stock upon consummation of the Merger on a one-for-one basis.

The Founder Shares included up to 562,500 shares subject to forfeiture to the extent that the 45-day over-allotment option was not exercised in full by the underwriters. Since the underwriters exercised the over-allotment option in part, the Sponsor forfeited 80,278 Founder Shares on September 21, 2018. The Founder Shares forfeited by the Sponsor were cancelled by the Company.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, the Sponsor and Chardan purchased an aggregate of 6,560,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (5,810,000 by the Sponsor and 750,000 by Chardan) for an aggregate purchase price of $6,560,000. Each whole Private Placement Warrant is exercisable for one whole share of Class A Common Stock at a price of $11.50 per share (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of equity or equity-linked securities). Concurrently with the underwriter’s partial exercise of the over-allotment, the Company consummated a private sale of an additional 385,778 Private Placement Warrants to the Sponsor at a price of $1.00 per Private Placement Unit generating gross proceeds of $385,778. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering and the underwriter’s partial exercise of the over-allotment are held in the Trust Account.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A Common Stock) pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights.

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A Common Stock) pursuant to a registration rights agreement dated August 23, 2018. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Related Party Loans

On November 27, 2017, the Sponsor had agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note, amended and restated on June 30, 2018 (the “Note”). This loan was non-interest bearing and payable on the earlier of December 31, 2018 or as soon as practical after the Initial Public Offering. The Company had drawn $2,000 on the Note as of December 31, 2017 and had borrowed an additional $105,500 in 2018. The Company fully repaid these amounts to the Sponsor in September 2018.

Support Services

The Company presently occupies office space provided by an affiliate of the Sponsor. The affiliate has agreed that, until the Company consummates a Business Combination, it will make such office space, as well as certain administrative and support services, available to the Company, as may be required by the Company from time to time. The Company will pay the affiliate an aggregate of $2,000 per month for such office space, administrative and support services. The Company ceased paying for the office space in October 2020. For the years ending December 31, 2020 and 2019, the total support services costs were $20,000 and $24,000, respectively.

The Company agreed to pay an entity affiliated with the President a fee of approximately $16,667 per month until the earlier of the consummation of the Business Combination or liquidation. A bonus of $78,000 was paid out after the successful completion of the Initial Public Offering. The Company ceased paying the President on approximately November 15, 2020. The total amount paid to this entity was $165,384 and $200,000 for the two years in the period ended December 31, 2020, respectively.